Securities	12 Months Ended
Dec. 31, 2012
Securities [Abstract]
SECURITIES

NOTE 2 – SECURITIES

The following table summarizes the amortized cost and fair value of the available-for-sale securities portfolio at December 31, 2012 and 2011 and the corresponding amounts of gross unrealized gains and losses recognized in accumulated other comprehensive income (loss):

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
2012
U.S. federal agency	$8,045	$360	$—	$8,405
State and municipal	42,161	3,479	(26)	45,614
Mortgage-backed securities – residential	11,819	572	(6)	12,385
Government agency sponsored collateralized mortgage obligations	54,070	1,198	(112)	55,156
Corporate debt securities	3,959	110	(9)	4,060

Total	$120,054	$5,719	$(153)	$125,620

	Amortized Costs	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
2011
U.S. federal agency	$12,187	$414	$—	$12,601
State and municipal	40,012	3,094	—	43,106
Mortgage-backed securities – residential	30,946	872	(29)	31,789
Government agency sponsored collateralized mortgage obligations	43,491	1,001	(14)	44,478

Total	$126,636	$5,381	$(43)	$131,974

At December 31, 2012 and 2011, all of our mortgage backed securities were issued by U.S. government-sponsored enterprises and all of our collateralized mortgage obligations were issued by either U.S. government-sponsored enterprises or the U.S. Small Business Administration.

The proceeds from sales of securities available-for-sale were as follows:

	2012	2011

Proceeds	$28,059	$39,873
Gross gains	526	687
Gross losses	(152)	(60)

Proceeds from calls of securities available for sale during the years ended December 31, 2012 and 2011 were $5,495 and $5,045 with gross gains of $4 and $0 and gross losses of $0 and $0.

The amortized cost and fair value of the investment securities portfolio are shown by expected maturity. Securities not due at a single maturity date, primarily mortgage-backed securities and CMOs, are shown separately.

	December 31, 2012
	Amortized Cost	Fair Value

Due in one year or less	$—	$—
Due from one to five years	15,682	16,385
Due from five to ten years	16,683	17,853
Due after ten years	21,800	23,841

Subtotal	54,165	58,079
Mortgage-backed securities and CMOs	65,889	67,541

Total	$120,054	$125,620

Securities pledged at year-end 2012 and 2011 had a carrying amount of approximately $42,151 and $33,661 and were pledged to secure public deposits, FHLB advances, short-term borrowings through the Federal Reserve Bank discount window, treasury tax and loan payments and cash flow hedges.

At year-end 2012 and 2011, there were no holdings of securities of any one issuer, other than the U.S. Government and its agencies, in an amount greater than 10% of shareholders’ equity.

Securities with unrealized losses at year-end 2012, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, are as follows:

December 31, 2012	Continuing Unrealized Loss For Less Than 12 Months		Continuing Unrealized Loss For 12 Months or More		Total
Description of Securities	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss

State and municipal	$1,611	$(26)	$—	$—	$1,611	$(26)
Mortgage-backed securities – residential	1,012	(6)	—	—	1,012	(6)
Government agency sponsored collateralized mortgage obligations	12,392	(112)			12,392	(112)
Corporate debt securities	1,489	(9)	—	—	1,489	(9)

Total temporarily impaired	$16,504	$(153)	$—	$—	$16,504	$(153)

Securities with unrealized losses at year-end 2011, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, are as follows:

December 31, 2011	Continuing Unrealized Loss For Less Than 12 Months		Continuing Unrealized Loss For 12 Months or More		Total
Description of Securities	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss

Mortgage-backed securities – residential	$5,646	$(29)	$—	$—	$5,646	$(29)
Government agency sponsored collateralized mortgage obligations	2,147	(14)	—	—	2,147	(14)

Total temporarily impaired	$7,793	$(43)	$—	$—	$7,793	$(43)

At December 31, 2012, the Company held 18 investments in debt securities which were in an unrealized loss position of which all were in an unrealized loss position for less than twelve months. Management periodically evaluates each investment security for potential other than temporary impairment, relying primarily on industry analyst reports and observation of market conditions and interest rate fluctuations. Management believes it will be able to collect all amounts due according to the contractual terms of the underlying investment securities and that the noted declines in fair value are considered temporary and due only to normal market interest rate fluctuations. The Company does not intend to sell the securities and it is not more likely than not it will be required to sell these debt securities before their anticipated recovery.